Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues
Net loss	(1,867,109)	$ (1,491,940)	(1,450,038)	$ (2,124,936)	(3,359,049)	(3,574,974)	(5,758,369)	(7,039,155)
Net cash used in operating activities					(1,142,877)	(1,056,786)	(2,060,037)	(2,177,645)
Working capital deficit	(5,693,527)				(5,693,527)		(4,311,756)
Stockholders' deficit	(5,671,985)	$ (4,541,732)	$ (3,904,036)	$ (5,558,044)	(5,671,985)	$ (3,904,036)	(4,301,236)	(6,751,920)	$ (5,441,751)
Accumulated deficit	$ (54,400,096)				$ (54,400,096)		$ (51,041,047)	$ (45,282,678)